DISCONTINUED OPERATIONS (Details Narrative) - USD ($)			12 Months Ended
	May 15, 2020	May 15, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Discontinued operations				$ 5,987,534	$ (70,331)
Proceeds from loan			2,800,000
Solutions Business [Member]
IfrsStatementLineItems [Line Items]
Discontinued operations				5,987,534
Proceeds from loan				6,000,000
Value of shares issued related to employee				12,466
Value of shares issued related to employee salary deferal scheme				9,263	$ 70,331
Value of shares issued related to cost incurred				3,203
Diginex HK [Member]
IfrsStatementLineItems [Line Items]
Consideration		$ 6,000,000
Percentage of discount	25.00%	25.00%
Discontinued operations				$ (5,987,534)
Proceeds from loan			$ 6,000,000